Principal changes in the scope of consolidation in 2023 - Summary of Provisional Purchase Price Allocation (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	[2]	Dec. 31, 2022 EUR (€)	[2]	Sep. 29, 2023 EUR (€)	Sep. 29, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition	[1]	€ 1,901	€ 2,535		€ 987
QRIB Intermediate Holding
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date							€ 774
Other Current Assets And Current Liabilities As Of Acquisition Date							80
Cash and cash equivalents recognised as of acquisition date							8
Deferred tax liabilities recognised as of acquisition date							(3)
Net assets							859
Goodwill recognised as of acquisition date							484
Consideration transferred, acquisition-date fair value							€ 1,343	$ 1,419

[1]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For 2024, it includes the net cash outflow relating to the acquisition of Inhibrx, Inc. (see Note D.1..1). For 2023, it includes the net cash outflow on the acquisitions of
Provention Bio (see Note D.1.). For 2022, it includes the net cash outflow on the acquisition of Amunix (see Note D.1.)

[2]	Cash flows of the Opella business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).